SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On March 5, 2023, the Company entered into a convertible promissory note with a board member in the amount of $1,000, or the Principal Amount. Upon execution of the Note and funding of the original principal sum, a payment of $100, or the Loan Fee, was fully earned as of the date of the note and was due and payable in full in cash on April 4, 2023. The Company paid the Principal Amount and the Loan Fee on April 1, 2023 and April 4, 2023, respectively.

On March 29, 2023, the Company obtained a waiver from the Administrative Agent and the Term Loan Lenders of its failures to satisfy the fixed charge coverage ratio and maximum senior leverage ratio with respect to the minimum cash requirements under the Term Loan during the quarter ended March 31, 2023.

On March 31, 2023, the Company changed its state of incorporation from the State of Delaware to the State of Nevada (the “Reincorporation”) pursuant to a plan of conversion dated March 30, 2023 (the “Plan of Conversion”). Pursuant to the Plan of Conversion, the issued and outstanding shares of common stock of the Company were automatically converted into common stock of the reincorporated company at the effective time of the Reincorporation.

Under the terms of the Purchase Agreement described in Note 13 the Company issued 98,500 shares pursuant to the Purchase Agreement with CCM LLC for aggregate net proceeds to the Company of $671 through April 17, 2023.

SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On April 1, 2023 the Company paid the $1,000 Principal Amount on the Note previously issued to Brian Nelson on March 5, 2023. Upon execution of the Note and funding of the Principal Amount, a payment of the $100 Loan Fee, was fully earned as of the date of the note and was due and paid in full in cash on April 4, 2023.

On April 26, 2023 (the “Separation Date”), the Company’s Chief Legal Officer’s employment with the Company ended and her employment agreement was deemed terminated as of that date by the Company without cause for purposes of determining severance thereunder. Under the terms of her employment agreement, Ms. Harvey is entitled to receive cash severance equal to $334,000 payable in 52 biweekly installments commencing 30 days from the Separation Date. Ms. Harvey’s outstanding options granted by the Company fully vested, and are exercisable for three (3) months following the Separation Date.